Income Tax / Deferred Tax - Deferred Income Tax Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 82
Balance, period end	1,400	$ 82
Future deductible differences [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	82	691	$ 785
Variance of nondeductible unpaid intercompany balances		(466)	488
Other	(14)	419	(582)
Nondeductible impact of vessel impairment		(642)
Changes in income tax rate		80
Future deductible CPI adjusted tax depreciations	0
Balance, period end	68	82	691
Tax loss carry-forward [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	0	0	0
Variance of nondeductible unpaid intercompany balances		0	0
Other	0	0	0
Nondeductible impact of vessel impairment		0
Changes in income tax rate		0
Future deductible CPI adjusted tax depreciations	1,332
Balance, period end	1,332	0	0
Total Deferred Income Tax Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	82	691	785
Variance of nondeductible unpaid intercompany balances		(466)	488
Other	(14)	419	(582)
Nondeductible impact of vessel impairment		(642)
Changes in income tax rate		80
Future deductible CPI adjusted tax depreciations	1,332
Balance, period end	$ 1,400	$ 82	$ 691